InvestEd Portfolios

Supplement dated August 12, 2020 to the

InvestEd Portfolios Prospectus

dated April 30, 2020

Effective September 1, 2020, the names, principal investment strategies, underlying mutual funds (and their target ranges), and the investment allocations among asset classes, will change for each of InvestEd Aggressive Portfolio, InvestEd Growth Portfolio, InvestEd Balanced Portfolio, InvestEd Conservative Portfolio, InvestEd Income Portfolio and InvestEd Fixed Income Portfolio (each, a “Portfolio” and, collectively, the “Portfolios”). Therefore, on that date, the following changes are made to the Prospectus of the Portfolios:

∎	The names of the Portfolios are changed as set forth in the following table:

Current Portfolio Name	New Portfolio Name
InvestEd Aggressive Portfolio	InvestEd 90 Portfolio
InvestEd Growth Portfolio	InvestEd 70 Portfolio
InvestEd Balanced Portfolio	InvestEd 60 Portfolio
InvestEd Conservative Portfolio	InvestEd 40 Portfolio
InvestEd Income Portfolio	InvestEd 20 Portfolio
InvestEd Fixed Income Portfolio	InvestEd 0 Portfolio

∎	The investment objective of the InvestEd Income Portfolio is changed as follows:

Current Objective	New Objective
To seek to provide current income with some capital preservation.	To seek to provide current income and preserve capital, while maintaining limited capital appreciation potential.

∎	The “Principal Investment Strategies” section for each Portfolio (except InvestEd Fixed Income Portfolio) will change as follows:

Each Portfolio will be structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. Each Portfolio primarily will invest in mutual funds within the Ivy Funds complex, for which Ivy Investment Management Company (IICO) serves as investment adviser (“affiliated” funds). However, a Portfolio also may purchase shares of funds not affiliated with Ivy Funds (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. Each Portfolio typically will invest in Class N shares of the affiliated Underlying Funds.

Each Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, a Portfolio seeks to allocate a percentage of its assets to the Underlying Equity Funds that corresponds to the number indicated in the name of the Portfolio (i.e., the InvestEd 90 Portfolio will seek to allocate approximately 90% of its assets to Underlying Equity Funds). The Portfolios will allocate their remaining assets to the Underlying Fixed Income Funds. While each Portfolio seeks to maintain their stated equity and fixed income allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the InvestEd 90 Portfolio’s equity allocations may range from 80% to 100%, and its fixed income allocations may range from 20% to 0%).

Each Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include U.S. and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include U.S. and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

Each Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the equity and fixed income asset class buckets, IICO undertakes a strategic analysis to determine what percentage of a Portfolio’s assets to allocate to different investment categories (i.e., U.S. equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, IICO selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. IICO seeks to diversify each Portfolio’s allocation to equities by geography, market capitalization and investment style. IICO seeks to diversify a Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

Supplement	Prospectus	1

IICO monitors each Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the respective Portfolio’s target ranges. However, from time to time, IICO or market movements (or a combination of both) may cause a Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, each Portfolio is typically rebalanced at least quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its stated equity target between rebalancing transactions.

IICO does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO also may, from time to time, modify the target asset and investment category allocations, as well as the Underlying Funds selected for a Portfolio.

∎	The “Principal Investment Strategies” section for InvestEd Fixed Income Portfolio will change as follows:

Under normal circumstances, the Portfolio generally will invest all of its assets in Underlying Funds that invest primarily in fixed income securities. The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the fixed income asset classes, including U.S. and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, taking into consideration the risk/return potential of the different investment categories and the risk profile of the Portfolio, IICO undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories within the fixed income asset class: investment grade bonds, non-investment grade bonds and short-term bonds. Second, IICO selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. IICO seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

IICO monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the target allocation ranges. However, from time to time, IICO or market movements (or a combination of both) may cause the Portfolio’s investment in any investment category or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced at least quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its allocations between rebalancing transactions.

IICO does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO also may, from time to time, modify the above-specified target investment category allocations, as well as the Underlying Funds selected for the Portfolio.

∎	The target ranges for each Portfolio’s asset allocation by investment category and Underlying Fund will be amended, as follows.

InvestEd 90 Portfolio
Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
			Low	High
Equity			80%	100%
	U.S. Equity		45%	65%
		iShares Core S&P 500 ETF	0%	25%
		Ivy Core Equity Fund	0%	25%
		Ivy Large Cap Growth Fund	0%	25%
		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
		Ivy Value Fund	0%	25%
		Ivy Mid Cap Growth Fund	0%	15%
		Ivy Mid Cap Income Opportunities Fund	0%	15%
		Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	15%
		Ivy Small Cap Core Fund	0%	15%
		Ivy Small Cap Growth Fund	0%	15%

2	Prospectus	Supplement

InvestEd 90 Portfolio
Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
			Low	High
	Global/International Equity		25%	40%
		iShares Core MSCI EAFE ETF	0%	25%
		Ivy Global Growth Fund	0%	25%
		Ivy International Core Equity Fund	0%	25%
		Ivy Pzena International Value Fund	0%	25%
		Ivy International Small Cap Fund	0%	15%
		Ivy Emerging Markets Equity Fund	0%	15%
		Ivy LaSalle Global Real Estate Fund	0%	15%
Fixed Income			0%	20%
	Investment Grade Bond		0%	10%
		Ivy Government Securities Fund	0%	10%
		Ivy Securian Core Bond Fund	0%	10%
		Ivy Corporate Bond Fund	0%	10%
		Ivy Crossover Credit Fund	0%	5%
	Non-Investment Grade Bond		0%	5%
		Ivy Apollo Strategic Income Fund	0%	5%
		Ivy Global Bond Fund	0%	5%
		Ivy High Income Fund	0%	5%
	Short-Term Bond		0%	10%
		Ivy Government Money Market Fund	0%	10%
		Ivy Limited-Term Bond Fund	0%	10%

InvestEd 70 Portfolio
Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
			Low	High
Equity			60%	80%
	U.S. Equity		35%	55%
		iShares Core S&P 500 ETF	0%	25%
		Ivy Core Equity Fund	0%	25%
		Ivy Large Cap Growth Fund	0%	25%
		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
		Ivy Value Fund	0%	25%
		Ivy Mid Cap Growth Fund	0%	10%
		Ivy Mid Cap Income Opportunities Fund	0%	10%
		Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	10%
		Ivy Small Cap Core Fund	0%	10%
		Ivy Small Cap Growth Fund	0%	10%

Supplement	Prospectus	3

InvestEd 70 Portfolio
Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
			Low	High
	Global/International Equity		15%	35%
		iShares Core MSCI EAFE ETF	0%	25%
		Ivy Global Growth Fund	0%	25%
		Ivy International Core Equity Fund	0%	25%
		Ivy Pzena International Value Fund	0%	25%
		Ivy International Small Cap Fund	0%	15%
		Ivy Emerging Markets Equity Fund	0%	15%
		Ivy LaSalle Global Real Estate Fund	0%	15%
Fixed Income			20%	40%
	Investment Grade Bond		0%	15%
		Ivy Government Securities Fund	0%	15%
		Ivy Securian Core Bond Fund	0%	15%
		Ivy Corporate Bond Fund	0%	15%
		Ivy Crossover Credit Fund	0%	15%
	Non-Investment Grade Bond		0%	15%
		Ivy Apollo Strategic Income Fund	0%	15%
		Ivy Global Bond Fund	0%	15%
		Ivy High Income Fund	0%	15%
	Short-Term Bond		0%	15%
		Ivy Government Money Market Fund	0%	15%
		Ivy Limited-Term Bond Fund	0%	15%

InvestEd 60 Portfolio
Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
			Low	High
Equity			50%	70%
	U.S. Equity		30%	50%
		iShares Core S&P 500 ETF	0%	25%
		Ivy Core Equity Fund	0%	25%
		Ivy Large Cap Growth Fund	0%	25%
		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
		Ivy Value Fund	0%	25%
		Ivy Mid Cap Growth Fund	0%	10%
		Ivy Mid Cap Income Opportunities Fund	0%	10%
		Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	10%
		Ivy Small Cap Core Fund	0%	10%
		Ivy Small Cap Growth Fund	0%	10%

4	Prospectus	Supplement

InvestEd 60 Portfolio
Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
			Low	High
	Global/International Equity		10%	30%
		iShares Core MSCI EAFE ETF	0%	25%
		Ivy Global Growth Fund	0%	25%
		Ivy International Core Equity Fund	0%	25%
		Ivy Pzena International Value Fund	0%	25%
		Ivy International Small Cap Fund	0%	10%
		Ivy Emerging Markets Equity Fund	0%	10%
		Ivy LaSalle Global Real Estate Fund	0%	10%
Fixed Income			30%	50%
	Investment Grade Bond		0%	25%
		Ivy Government Securities Fund	0%	25%
		Ivy Securian Core Bond Fund	0%	25%
		Ivy Corporate Bond Fund	0%	25%
		Ivy Crossover Credit Fund	0%	15%
	Non-Investment Grade Bond		0%	15%
		Ivy Apollo Strategic Income Fund	0%	15%
		Ivy Global Bond Fund	0%	15%
		Ivy High Income Fund	0%	15%
	Short-Term Bond		0%	20%
		Ivy Government Money Market Fund	0%	20%
		Ivy Limited-Term Bond Fund	0%	20%

InvestEd 40 Portfolio
Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
			Low	High
Equity			30%	50%
	U.S. Equity		15%	35%
		iShares Core S&P 500 ETF	0%	25%
		Ivy Core Equity Fund	0%	25%
		Ivy Large Cap Growth Fund	0%	25%
		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
		Ivy Value Fund	0%	25%
		Ivy Mid Cap Growth Fund	0%	10%
		Ivy Mid Cap Income Opportunities Fund	0%	10%
		Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	10%
		Ivy Small Cap Core Fund	0%	10%
		Ivy Small Cap Growth Fund	0%	10%

Supplement	Prospectus	5

InvestEd 40 Portfolio
Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
			Low	High
	Global/International Equity		5%	25%
		iShares Core MSCI EAFE ETF	0%	20%
		Ivy Global Growth Fund	0%	20%
		Ivy International Core Equity Fund	0%	20%
		Ivy Pzena International Value Fund	0%	20%
		Ivy International Small Cap Fund	0%	10%
		Ivy Emerging Markets Equity Fund	0%	10%
		Ivy LaSalle Global Real Estate Fund	0%	10%
Fixed Income			50%	70%
	Investment Grade Bond		25%	55%
		Ivy Government Securities Fund	0%	35%
		Ivy Securian Core Bond Fund	0%	35%
		Ivy Corporate Bond Fund	0%	35%
		Ivy Crossover Credit Fund	0%	20%
	Non-Investment Grade Bond		0%	20%
		Ivy Apollo Strategic Income Fund	0%	20%
		Ivy Global Bond Fund	0%	20%
		Ivy High Income Fund	0%	20%
	Short-Term Bond		0%	25%
		Ivy Government Money Market Fund	0%	25%
		Ivy Limited-Term Bond Fund	0%	25%

InvestEd 20 Portfolio
Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
			Low	High
Equity			10%	30%
	U.S. Equity		5%	25%
		iShares Core S&P 500 ETF	0%	25%
		Ivy Core Equity Fund	0%	25%
		Ivy Large Cap Growth Fund	0%	25%
		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
		Ivy Value Fund	0%	25%
		Ivy Mid Cap Growth Fund	0%	10%
		Ivy Mid Cap Income Opportunities Fund	0%	10%
		Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	10%
		Ivy Small Cap Core Fund	0%	10%
		Ivy Small Cap Growth Fund	0%	10%

6	Prospectus	Supplement

InvestEd 20 Portfolio
Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
			Low	High
	Global/International Equity		0%	15%
		iShares Core MSCI EAFE ETF	0%	15%
		Ivy Global Growth Fund	0%	15%
		Ivy International Core Equity Fund	0%	15%
		Ivy Pzena International Value Fund	0%	15%
		Ivy International Small Cap Fund	0%	5%
		Ivy Emerging Markets Equity Fund	0%	5%
		Ivy LaSalle Global Real Estate Fund	0%	5%
Fixed Income			70%	90%
	Investment Grade Bond		25%	55%
		Ivy Government Securities Fund	0%	35%
		Ivy Securian Core Bond Fund	0%	35%
		Ivy Corporate Bond Fund	0%	35%
		Ivy Crossover Credit Fund	0%	20%
	Non-Investment Grade Bond		0%	20%
		Ivy Apollo Strategic Income Fund	0%	20%
		Ivy Global Bond Fund	0%	20%
		Ivy High Income Fund	0%	20%
	Short-Term Bond		20%	50%
		Ivy Government Money Market Fund	0%	50%
		Ivy Limited-Term Bond Fund	0%	50%

InvestEd 0 Portfolio
Investment Category	Underlying Fund	Target Allocation Range*
		Low	High
Investment Grade Bond		0%	40%
	Ivy Government Securities Fund	0%	40%
	Ivy Securian Core Bond Fund	0%	40%
	Ivy Corporate Bond Fund	0%	40%
	Ivy Crossover Credit Fund	0%	10%
Non-Investment Grade Bond		0%	10%
	Ivy Apollo Strategic Income Fund	0%	10%
	Ivy Global Bond Fund	0%	10%
	Ivy High Income Fund	0%	10%
Short-Term Bond		60%	100%
	Ivy Government Money Market Fund	0%	100%
	Ivy Limited-Term Bond Fund	0%	100%

*	Under normal market conditions.

Supplement	Prospectus	7

The age ranges used by the Portfolios’ Age-Based Plan will change:

Currently, when an investor uses the Age-Based Plan, their initial investment is made into one of the six Portfolios based on the age of the designated beneficiary, as follows:

∎	Age 0-4: Aggressive Portfolio

∎	Age 5-8: Growth Portfolio

∎	Age 9-11: Balanced Portfolio

∎	Age 12-14: Conservative Portfolio

∎	Age 15-18: Income Portfolio

∎	Age 19+: Fixed Income Portfolio

Effective on September 1, 2020, an existing Age-Based Plan investor may have their investment converted into a different Portfolio. Any new investor establishing such an account will have their investment made (i) into one of the 10 series of InvestEd Portfolios based on the age of the Designated Beneficiary, (ii) into any one of the Portfolios that the investor selects, or (iii) into another investment option available within the Ivy InvestEd Plan. These Portfolios have been developed to seek diversification and appropriate asset allocation based upon the approximate time horizon until the Ivy InvestEd Plan account funds are needed for the Designated Beneficiary’s qualified education expenses.

The Portfolios are designed to invest in one or more of the Underlying Funds, with the highest exposure to equity investments when the Designated Beneficiary is between the ages of 0 and 2, and the highest exposure to fixed-income securities and/or money market instruments when the Designated Beneficiary reaches the age of 20. For accounts investing in the Age-Based Plan, as a Designated Beneficiary ages, the account will be automatically exchanged into the next Portfolio that, in each case, will reduce the account’s allocation to equity investments by approximately 10% and increasing its allocation to fixed income investments by approximately the same amount. If you elect to invest in the Age-Based Plan, the value of your account is automatically exchanged into the next Portfolio within approximately 30 days after the Designated Beneficiary reaches the target age range for that Portfolio. This process is explained in the chart below:

Portfolio	Age Range	Account automatically exchanged within approximately 30 days after the Designated Beneficiary’s birthday:
InvestEd 90	0-2	Exchanged into InvestEd 80 following 3rd birthday
InvestEd 80	3-5	Exchanged into InvestEd 70 following 6th birthday
InvestEd 70	6-7	Exchanged into InvestEd 60 following 8th birthday
InvestEd 60	8-9	Exchanged into InvestEd 50 following 10th birthday
InvestEd 50	10-11	Exchanged into InvestEd 40 following 12th birthday
InvestEd 40	12-13	Exchanged into InvestEd 30 following 14th birthday
InvestEd 30	14-15	Exchanged into InvestEd 20 following 16th birthday
InvestEd 20	16-17	Exchanged into InvestEd 10 following 18th birthday
InvestEd 10	18-19	Exchanged into InvestEd 0 following 20th birthday
InvestEd 0	20+	—

∎	The distributor for the Portfolios and the program manager for the Ivy InvestEd Plan will change to Ivy Distributors, Inc.

8	Prospectus	Supplement